Retirement and Deferred Compensation Plans - Components of Net Periodic Cost and Underlying Weighted Average Actuarial Assumptions Used for Pension and Postretirement Benefit Plans (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Component of Net Periodic Benefit Costs
Service cost	$ 5	$ 5	$ 5
Interest cost	8	9	7
Expected return on assets	(8)	(11)	(8)
Amortization of actuarial (gain) loss	2	1	2
Net periodic benefit cost	$ 7	$ 4	$ 6
Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	3.70%	4.60%	4.30%
Salary increases	4.60%	4.90%	4.60%
Expected return on assets	3.90%	5.60%	4.70%
Postretirement Benefits [Member]
Component of Net Periodic Benefit Costs
Service cost	$ 2	$ 3	$ 4
Interest cost	1	1	1
Curtailment (gain) loss			(3)
Net periodic benefit cost	$ 3	$ 4	$ 2
Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	3.62%	4.33%	3.43%
Healthcare cost trend
Initial	7.00%	7.00%	7.25%
Ultimate in 2025	5.00%	5.00%	5.00%